UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23620

John Hancock GA Senior Loan Trust

(Exact name of registrant as specified in charter)

197 Clarendon Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Heidi Knapp

Treasurer

197 Clarendon Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-572-6231

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

John Hancock GA Senior Loan Trust
Semi-Annual Report
June 30, 2021

John Hancock GA Senior Loan Trust
June 30, 2021

John Hancock GA Senior Loan Trust
Portfolio summary 6-30-21 (unaudited)

Portfolio Composition as of 6-30-21 (% of net assets)
Senior loans	75.4
Short-term investments and other	24.6
Top 10 Issuers as of 6-30-21 (% of net assets)
Walnut Parent, Inc.	4.0
Octo Consulting Group LLC	3.8
Apex Service Partners LLC	3.8
GSM Acquisition Corp.	3.7
Simplicity Financial Marketing Holdings, Inc.	3.2
MB2 Dental Solutions LLC	3.0
Cerity Partners LLC	2.8
DCG Acquisition Corp.	2.7
Nxgen Buyer, Inc.	2.7
Drilling Info, Inc.	2.7
TOTAL	32.4
Cash and cash equivalents are not included.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 75.4%				$140,286,883
(Cost $138,045,052)
Communication services 2.3%				4,330,527
Leg, Inc., Delayed Draw Term Loan (3 month LIBOR + 4.000%)	5.000	07-25-25	1,282,607	1,282,607
Leg, Inc., Term Loan (3 month LIBOR + 4.000%)	5.000	07-25-25	3,047,920	3,047,920
Consumer staples 1.6%				2,977,387
Fresh Holdco, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	01-24-26	2,977,387	2,977,387
Energy 2.2%				4,078,767
Andretti Buyer LLC, Term Loan (3 month LIBOR + 6.250%)	7.250	06-30-26	4,071,789	4,078,767
Financials 12.0%				22,316,771
Cerity Partners LLC, Term Loan (3 month LIBOR + 5.500%)	6.500	12-31-25	5,259,545	5,259,821
GC Waves Holdings, Inc., Delayed Draw Term Loan (3 month LIBOR + 5.750%)	6.750	10-31-25	859,275	859,275
GC Waves Holdings, Inc., Term Loan (3 month LIBOR + 5.750%)	6.750	10-31-25	3,242,300	3,242,300
Oakbridge Insurance Agency LLC, Delayed Draw Term Loan (3 month LIBOR + 5.250%)	6.250	12-31-26	186,802	163,240
Oakbridge Insurance Agency LLC, Revolver (3 month LIBOR + 5.250%)	6.250	12-31-26	277,590	272,877
Oakbridge Insurance Agency LLC, Term Loan A (3 month LIBOR + 5.250%)	6.250	12-31-26	3,314,426	3,290,513
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (1 and 3 month LIBOR + 5.750%)	6.750	12-02-26	1,128,820	1,149,554
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month LIBOR + 5.750%)	6.750	12-02-26	4,691,460	4,742,983
World Insurance Associates LLC, 2021 Delayed Draw Term Loan Tranche 4 (1 month LIBOR + 5.750%)	6.750	04-01-26	1,644,776	1,547,387
World Insurance Associates LLC, 2021 Term Loan (3 month LIBOR + 5.750%)	6.750	04-01-26	1,836,369	1,788,821
Health care 10.3%				19,186,580
MB2 Dental Solutions LLC, 2021 Delayed Draw Term Loan (Prime rate + 5.000% and 3 month LIBOR + 6.000%)	7.579	01-29-27	438,324	405,617
MB2 Dental Solutions LLC, 2021 Term Loan (3 month LIBOR + 6.000%)	7.000	01-29-27	5,319,190	5,228,405
Medbio LLC, Term Loan (3 month LIBOR + 6.000%)	7.000	08-31-26	4,315,217	4,364,892
Therapeutic Research Center LLC, Term Loan (3 month LIBOR + 4.750%)	5.750	03-21-26	4,673,258	4,534,156
ZBS Alliance Animal Health LLC, Initial Tranche A Delayed Draw Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	1,930,679	1,969,292
ZBS Alliance Animal Health LLC, Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	1,692,925	1,714,151
ZBS Alliance Animal Health LLC, Tranche A Delayed Draw Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	515,998	534,675
ZBS Alliance Animal Health LLC, Tranche B Delayed Draw Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	390,392	435,392
Industrials 25.2%				46,859,596
Apex Service Partners LLC, 2019 Term Loan (3 and 6 month LIBOR + 5.250%)	6.250	07-31-25	4,962,199	4,962,199
Apex Service Partners LLC, 2020 1st Lien Delayed Draw Term Loan (3 month LIBOR + 5.500%)	6.500	07-31-25	379,163	377,649
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Apex Service Partners LLC, 2020 Term Loan (3 month LIBOR + 5.500%)	6.500	07-31-25	1,732,944	$1,727,225
BHI Investments LLC, 1st Lien Term Loan (3 month LIBOR + 4.500%)	5.500	08-28-24	2,976,804	2,976,804
GSM Acquisition Corp., Delayed Draw Term Loan (3 month LIBOR + 5.000%)	6.000	11-16-26	914,459	923,604
GSM Acquisition Corp., Revolver (Prime rate + 4.000% and 3 month LIBOR + 5.000%)	6.292	11-16-26	312,025	320,285
GSM Acquisition Corp., Term Loan (3 month LIBOR + 5.000%)	6.000	11-16-26	5,478,769	5,533,556
IOP Monroe Acquisition, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	04-01-22	4,122,875	4,122,875
ISS Compressors Industries, Inc., 2020 Term Loan (3 month LIBOR + 5.500%)	6.500	02-05-26	2,715,571	2,716,310
Octo Consulting Group LLC, Term Loan (1 month LIBOR + 5.000%)	5.750	04-30-25	7,189,585	7,164,005
Orion Group HoldCo LLC, Delayed Draw Term Loan (1, 3 and 6 month LIBOR + 5.000%)	6.000	03-19-27	1,476,852	1,367,494
Orion Group HoldCo LLC, Revolver (3 month LIBOR + 4.000%)	5.000	03-19-27	87,269	65,397
Orion Group HoldCo LLC, Term Loan (6 month LIBOR + 5.000%)	6.000	03-19-27	3,222,222	3,117,239
Paint Intermediate III LLC, 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.250	06-14-24	2,949,904	2,949,904
The S2 HR Group LLC, Revolver (1 month LIBOR + 4.750%)	5.750	05-31-25	336,943	307,223
The S2 HR Group LLC, Term Loan (3 month LIBOR + 4.750%)	5.750	05-31-25	4,114,558	4,114,558
Thermostat Buyer LLC, Term Loan A (2 month LIBOR + 4.250%)	5.250	02-22-25	4,113,269	4,113,269
Information technology 7.8%				14,489,594
Drilling Info, Inc., 2018 Term Loan (1 month LIBOR + 4.250%)	4.354	07-30-25	4,961,757	4,961,757
MRI Software LLC, 2020 Term Loan B (3 month LIBOR + 5.500%)	6.500	02-10-26	4,517,328	4,565,620
Nxgen Buyer, Inc., Term Loan (1 month LIBOR + 4.500%)	5.500	10-31-25	4,962,217	4,962,217
Materials 14.0%				26,047,661
Comar Holding Company LLC, 2018 Term Loan (1 month LIBOR + 5.500%)	6.500	06-18-24	1,745,688	1,734,972
Comar Holding Company LLC, Delayed Draw Term Loan (1 month LIBOR + 5.500% and 1 and 3 month LIBOR + 6.000%)	6.773	06-18-24	1,358,800	1,351,599
Comar Holding Company LLC, First Amendment Term Loan (1 month LIBOR + 5.500%)	6.500	06-18-24	1,591,072	1,582,640
DCG Acquisition Corp., Second Lien Term Loan (1 month LIBOR + 8.500%)	8.592	09-30-27	5,000,000	5,050,000
Fortis Solutions Group LLC, Delayed Draw Term Loan (3 month LIBOR + 4.750%)	5.750	12-15-23	1,014,859	1,014,859
Fortis Solutions Group LLC, Term Loan (3 month LIBOR + 4.750%)	5.750	12-15-23	3,074,745	3,074,745
Liqui-Box Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.500	02-26-27	2,977,444	2,977,444
Polymer Solutions Group LLC, 2019 Term Loan (3 month LIBOR + 4.750%)	5.750	11-26-26	1,903,382	1,903,382
Walnut Parent, Inc., Term Loan (1 month LIBOR + 5.500%)	6.500	11-09-27	7,213,750	7,358,020

	Yield (%)	Shares	Value

Short-term investments 17.0%			$31,558,215
(Cost $31,558,215)
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-21 (unaudited)

	Yield (%)	Shares	Value

Short-term funds 17.0%			$31,558,215
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(C)	31,558,215	31,558,215

Total investments (Cost $169,603,267) 92.4%	$171,845,098
Other assets and liabilities, net 7.6%	14,063,095
Total net assets 100.0%	$185,908,193

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	Senior loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
At 6-30-21, the aggregate cost of investments for federal income tax purposes was $169,603,267. Net unrealized appreciation aggregated to $2,241,831, of which $2,577,956 related to gross unrealized appreciation and $336,125 related to gross unrealized depreciation.
The accompanying notes are an integral part of the financial statements.

Financial statements
John Hancock GA Senior Loan Trust
Statement of assets and liabilities 6-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $169,603,267)	$171,845,098
Cash	1,225,404
Interest receivable	464,020
Receivable for fund shares issued	15,000,000
Receivable for investments sold	10,376
Other assets	112,026
Total assets	188,656,924
Liabilities
Distributions payable	1,988,327
Payable for investments purchased	752
Payable to affiliates
Investment management fees	255,689
Accounting and legal services fees	17,285
Other liabilities and accrued expenses	486,678
Total liabilities	2,748,731
Net assets	$185,908,193
Net assets consist of
Paid-in capital	$203,232,275
Total distributable earnings	(17,324,082)
Net assets	$185,908,193
Net asset value per share
Based on 10,216,512 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$18.20
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Statement of operations for the six months ended 6-30-21(unaudited)

Investment income
Interest	$4,962,390
Expenses
Investment management fees	513,053
Performance fees	62,722
Accounting and legal services fees	43,141
Transfer agent fees	19,029
Trustees' fees	33,375
Custodian fees	165,859
Professional fees	90,281
Offering and organization costs	143,808
Other	9,926
Total expenses	1,081,194
Net investment income	3,881,196
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	369,989
369,989
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	399,325
399,325
Net realized and unrealized gain	769,314
Increase in net assets from operations	$4,650,510
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Statement of changes in net assets

	Six months ended 6-30-21 (unaudited)	Period ended 12-31-20[1]
Increase (decrease) in net assets
From operations
Net investment income	$3,881,196	$499,717
Net realized gain	369,989	58,741
Change in net unrealized appreciation (depreciation)	399,325	1,842,506
Increase in net assets resulting from operations	4,650,510	2,400,964
Distributions to shareholders
From net investment income and net realized gain	(23,299,401)[2]	(843,880)
Total distributions	(23,299,401)	(843,880)
From fund share transactions
Fund shares issued	15,000,000	188,000,000
Total increase	(3,648,891)	189,557,084
Net assets
Beginning of period	189,557,084	—
End of period	$185,908,193	$189,557,084
Share activity
Shares outstanding
Beginning of period	9,392,193	—
Shares issued	824,319	9,392,193
End of period	10,216,512	9,392,193

[1]	Period from 11-3-20 (commencement of operations) to 12-31-20.
[2]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Statement of cash flows for the six months ended 6-30-21 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$4,650,510
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(25,747,421)
Long-term investments sold	29,716,647
Net purchases and sales in short-term investments	3,430,758
Net amortization of premium (discount)	(234,797)
(Increase) Decrease in assets:
Interest receivable	(3,629)
Receivable for investments sold	(2,703)
Other assets	143,809
Increase (Decrease) in liabilities:
Payable for investments purchased	(69)
Payable to affiliates	(2,058)
Other liabilities and accrued expenses	105,645
Net change in unrealized (appreciation) depreciation on:
Investments	(399,325)
Net realized (gain) loss on:
Investments	(369,989)
Net cash provided by operating activities	$11,287,378
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(22,154,954)
Increase (Decrease) in due to custodian	(2,907,020)
Fund shares issued	15,000,000
Net cash flows provided by financing activities	$(10,061,974)
Net increase in cash	$1,225,404
Cash at beginning of period	$—
Cash at end of period	$1,225,404
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Financial highlights

Period ended	6-30-21[1]	12-31-20[2]
Per share operating performance
Net asset value, beginning of period	$20.18	$20.00
Net investment income[3]	0.41	0.06
Net realized and unrealized gain (loss) on investments	0.09	0.22
Total from investment operations	0.50	0.28
Less distributions
From net investment income	(2.48)[4]	(0.10)
Net asset value, end of period	$18.20	$20.18
Total return (%)	2.47[5]	1.40[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$186	$190
Ratios (as a percentage of average net assets):
Expenses	1.16[6]	1.69[7]
Net investment income	4.16[6]	3.44[7]
Portfolio turnover (%)	18	6

[1]	Six months ended 6-30-21. Unaudited.
[2]	Period from 11-3-20 (commencement of operations) to 12-31-20.
[3]	Based on average daily shares outstanding.
[4]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-21 (unaudited)

1. Organization
John Hancock GA Senior Loan Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end, non-diversified management investment company. The investment objective of the fund is to generate current income.
The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.
2. Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Board of Trustees oversees the process of the fund’s valuation of its portfolio securities, assisted by the fund’s Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the fund’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-21 (unaudited)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2021 by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans	$140,286,883	—	—	$140,286,883
Short-term investments	31,558,215	$31,558,215	—	—
Total investments in securities	$171,845,098	$31,558,215	—	$140,286,883
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Investments in securities	Senior loans
Balance as of 12-31-20	$143,251,998
Purchases	25,747,421
Sales	(29,716,647)
Realized gain (loss)	369,989
Net amortization of (premium) discount	234,797
Change in unrealized appreciation (depreciation)	399,325
Balance as of 6-30-21	$140,286,883
Change in unrealized appreciation (depreciation) at period end*	$487,403
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 6-30-21	Valuation technique	Significant unobservable inputs	Input range	Input weighted average*
Senior Loans	$140,286,883	Discounted cash flow	Discount rate	3.27% - 8.24%	6.02%

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-21 (unaudited)

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2021 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
Senior loans. The fund invests in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund will only invest in loans and commitments that are determined to be below investment-grade. The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties, subject to customary exceptions, including a pledge of the equity of the borrower and its subsidiaries.
The fund may be subject to greater levels of credit risk, call (or “prepayment”) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-21 (unaudited)

to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.
The fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender. Unfunded loan commitments are marked to market in accordance with the fund’s valuation policies. Any related unrealized appreciation (depreciation) on unfunded commitments is recorded on the Statement of assets and liabilities and the Statement of operations. As of June 30, 2021, the fund had the following unfunded commitments outstanding.
Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Andretti Buyer LLC	—	$897,364	$1,260
Apex Service Partners LLC	$79,824	—	(263)
Cerity Partners LLC	1,537,879	439,394	75
Comar Holding Company LLC	—	276,184	(1,464)
Fortis Solutions Group LLC	—	876,698	—
GC Waves Holdings, Inc.	—	867,298	—
GSM Acquisition Corp.	—	513,924	5,139
IOP Monroe Acquisition, Inc.	—	627,254	—
ISS Compressors Industries, Inc.	—	251,151	63
Leg, Inc.	—	637,974	—
MB2 Dental Solutions LLC	1,478,056	—	(25,226)
Medbio LLC	—	652,174	6,522
MRI Software LLC	130,328	318,037	4,360
Oakbridge Insurance Agency LLC	3,078,964	375,563	(24,924)
Orion Group Holdco LLC	1,879,630	584,028	(80,269)
Polymer Solutions Group Finance LLC	—	463,768	—
Simplicity Financial Marketing Holdings, Inc.	944,574	460,903	14,055
The S2 HR Group LLC	—	2,635,078	(26,351)
Therapeutic Research Center LLC	—	303,131	(8,473)
Thermostat Buyer LLC	—	853,419	—
World Insurance Associates LLC	3,224,627	541,045	(75,314)
ZBS Alliance Animal Health LLC	2,277,440	429,676	49,846
Total	$14,631,322	$13,004,063	($160,964)
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-21 (unaudited)

be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Line of credit. The fund has entered into a revolving promissory note agreement with John Hancock Funding Company, LLC (“JH Funding”) and a Line of Credit agreement with John Hancock Life Insurance Company (“JHUSA”). The aggregate outstanding borrowings under the agreements with JHUSA and JH Funding for the fund will not exceed $50 million. Any borrowings will be first drawn from JHUSA subject to certain conditions as specified in the agreement; otherwise, the borrowings will be drawn from JH Funding. There were no upfront fees or commitment fees paid by the fund in connection with these line of credit agreements. The borrowings under these agreements are designed to be short-term to satisfy intermittent delayed draws and will not be used to originate new loans or for investment leverage. For the six months ended June 30, 2021, the fund had no borrowings under these agreements.
Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred offering costs of $290,000 upon commencement of operations. Offering costs are amortized over the fund’s first year of operations. $143,808 of offering costs were expensed during the six months ended June 30, 2021.
Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends at least quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-21 (unaudited)

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and organizational costs.
3. Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
4. Fees and transactions with affiliates
Manulife Investment Management Private Markets (US) LLC (the Advisor) serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor and Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.55% of average net assets.
Performance fee. The fund has an agreement with the Advisor under which the fund pays a performance fee at annual rate of 10% of the fund’s net profits, if any, over the high water mark provided that the performance fee shall be due only if after deducting such performance fee the fund’s net profits as of the end of the applicable quarter will at least equal a defined preferred return. For the purposes of calculating the performance fee, net profits will be determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during a fiscal quarter and net of fund expenses, including the management fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No performance fee will be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters (the “cumulative loss”) have been recovered by the fund, which is referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of performance fees will be reduced in the event of withdrawals by shareholders. The Advisor is under no obligation to repay any performance fees previously paid by the fund. Thus, the payment of performance fee for a fiscal quarter will not be reversed by the subsequent decline of the fund’s net asset value in any subsequent fiscal quarter.
The preferred return as of the end of the applicable fiscal quarter is an amount equal to (a) 1.25% (the “Preferred Return Rate”) multiplied by (b) the fund’s net asset value as of the beginning of the fiscal quarter, adjusted to reflect additions to the fund’s net asset value resulting from new share purchases during the fiscal quarter and reductions to the fund resulting from withdrawals by, or distributions to, shareholders during the fiscal quarter (the “Preferred Return Base”). The performance fee will not be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters have been recovered by the fund. The performance fee is accrued monthly and paid quarterly.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2021 amounted to an annual rate of 0.05% of the fund’s average net assets.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-21 (unaudited)

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended June 30, 2021, commitments entered into by the fund pursuant to the exemptive order amounted to $30,904,332, including unfunded commitments of $18,483,776.
5. Fund share transactions
Affiliates of the fund owned 100% of shares of the fund on June 30, 2021.
6. Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $25,747,421 and $29,716,647, respectively, for the six months ended June 30, 2021.
7. Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
8. LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-21 (unaudited)

a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
9. New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

John Hancock GA Senior Loan Trust
More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant did not participate in securities lending activities.

ITEM 13. EXHIBITS.

(a)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Senior Loan Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President
Date:	August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
-------------------------------
Ian Roke
President
Date:	August 27, 2021
By:	/s/ Heidi Knapp
-------------------------------
Heidi Knapp
Treasurer and Chief Financial Officer
Date:	August 27, 2021